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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
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(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: March 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH  31, 2006
--------------------------------------------

                                                                                                Shares/
Common Stock                          Shares   Value        Common Stock                        Principal   Value
--------------------------------      -------  ----------  ----------------------------------   ---------   -----------
BASIC MATERIALS - 1.6%                                     COMMUNICATIONS - 9.5% (Cont'd)
  Ecolab, Inc.                         25,000  $  955,250   Univision Communications*               19,700  $    679,059
  Monsanto Co.                          6,300     534,051   VeriSign, Inc.*                         36,200       868,438
  Praxair, Inc.                        10,000     551,300   Websense, Inc.*                         10,600       292,348
  Sigma-Aldrich Corp.                   6,500     427,635   WPP Group PLC - ADR                     13,485       809,235
  Symyx Technologies*                  11,000     305,140
  Valspar Corp.                        24,800     690,680  CONSUMER, CYCLICAL - 16.2%
                                                            Bed Bath & Beyond, Inc.*                25,200       967,680
COMMUNICATIONS - 9.5%                                       Boyd Gaming Corp.                       19,600       977,844
  Amazon.Com, Inc.*^                   19,400     708,682   Brunswick Corp.                          6,500       252,785
  American Tower Corp.*                54,400   1,648,864   CDW Corp.^                              12,000       706,200
  Checkfree Corp.*^                     6,000     303,000   Centex Corp.                             5,100       316,506
  Check Point Software *               18,200     364,364   Cheesecake Factory*                      8,700       325,815
  Citadel Broadcasting Corp.           19,000     209,950   Choice Hotels Int'l                     21,000       960,960
  Clear Channel Outdoor*               38,000     888,820   Cintas Corp.                            21,000       895,020
  Crown Castle Int'l*                  52,500   1,487,850   Coach, Inc.*                            28,100       971,417
  Digital River, Inc.*                 11,600     505,876   Dick's Sprtng Goods,Inc.*                4,100       162,483
  EW Scripps Co.^                      10,000     447,100   Dollar General Corp.                    48,426       855,687
  F5 Networks, Inc.*^                   6,500     471,185   DreamWorks Animation*                    9,800       259,014
  Getty Images, Inc.*^                 16,700   1,251,164   Family Dollar Stores, Inc.              20,700       550,620
  Harte-Hanks, Inc.                    11,850     323,031   Fred's, Inc.                            18,000       238,680
  Internet Security Sys*               20,000     479,600   Harley-Davidson, Inc.                   13,400       695,192
  Juniper Networks, Inc.*^             42,000     803,040   Harman Int'l                            10,200     1,131,384
  Lamar Advertising Co.*               26,900   1,415,209   Harrah's Entertainment, Inc.            13,100     1,021,800
  McAfee, Inc.*                        26,300     639,616   Hilton Hotels Corp.                     38,200       972,572
  McGraw-Hill Cos., Inc.                6,400     368,832   HNI Corp.                                6,000       352,800
  Meredith Corp.                        8,100     452,142   Int'l Game Tech.                        28,000       986,160
  NeuStar, Inc.*^                       9,000     278,550   KB Home                                  5,000       324,950
  NII Holdings, Inc.*                  28,500   1,680,645   Las Vegas Sands Corp.*                  11,500       651,130
  Omnicom Group, Inc.                  13,700   1,141,073   Lennar Corp.                            11,300       682,294
  Radio One, Inc. - Class A*           14,225     106,403   Marriott Int'l, Inc.                    21,900     1,502,997
  Radio One, Inc. - Class D*           16,000     119,360   Men's Wearhouse, Inc.                   13,838       497,181
  Rogers Communications, Inc.          23,600     899,868   Meritage Homes Corp.*                    6,000       329,700
  Salem Communications*                22,700     340,727   Michaels Stores, Inc.                   10,000       375,200
  Sina Corp.*^                          9,400     262,260   O'Reilly Automotive, Inc.*              29,200     1,067,552
                                                            OSI Restaurant Prtnrs, Inc.              8,000       351,680
                                                            Panera Bread Co.*                        4,700       353,346
                                                            Petsmart, Inc.                          25,000       703,500
                                                            Pulte Homes, Inc.                        8,400       322,728
                                                            Ross Stores, Inc.                       27,000       788,130


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2006
----------------------------------------------
                                                                                                Shares/
Common Stock                          Shares   Value        Common Stock                        Principal   Value
--------------------------------      -------  ----------  ----------------------------------   ---------   -----------
CONSUMER, CYCLICAL - 16.2% (Cont'd)                        CONSUMER,NON-CYCL'L-24.5% (Cont'd)
  Royal Caribbean Cruises Ltd.         24,500  $1,028,755   Edwards Lifesciences Corp.*^             8,000  $    347,920
  Shuffle Master, Inc.*^               26,100     932,814   Equifax, Inc.                           17,700       659,148
  Skywest, Inc.                        38,500   1,126,895   Express Scripts, Inc.*                  11,600     1,019,640
  Southwest Airlines Co.               70,000   1,259,300   Gen-Probe, Inc.*^                        6,000       330,720
  Staples, Inc.                        31,200     796,224   Genzyme Corp.*                           6,500       438,490
  Station Casinos, Inc.^               11,300     897,333   H&R Block, Inc.                         14,400       312,192
  Thor Industries, Inc.                 9,500     507,015   Health Management Assoc.                19,500       421,200
  Tiffany & Co.^                       26,200     981,976   Healthways, Inc.*^                       7,500       382,050
  Tim Hortons, Inc.*                    3,000      79,650   Henry Schein, Inc.*                     14,000       670,040
  TJX Cos., Inc.                       47,300   1,173,986   Hershey Co.^                             7,800       407,160
  Toll Brothers, Inc.*                  9,700     335,717   Hologic, Inc.*                           6,900       381,915
  Williams-Sonoma, Inc.^               21,200     897,820   Humana, Inc.*                           21,500     1,131,975
  Winnebago Industries^                12,600     381,780   Integra LifeSciences*                   13,000       532,740
  WMS Industries, Inc.*                13,000     390,910   Invitrogen Corp.*^                       7,100       497,923
  WW Grainger, Inc.                    13,000     978,640   Iron Mountain, Inc.*                    18,400       749,064
  Wynn Resorts Ltd.*                   16,800   1,291,080   ITT Educational Services*               11,000       704,330
                                                            Kyphon, Inc.*                           12,000       446,400
CONSUMER, NON-CYCLICAL - 24.5%                              Laboratory Corp of America*             18,100     1,058,488
  Alkermes, Inc.*                      15,100     332,955   LECG Corp.*                             16,300       314,101
  Allergan, Inc.                       10,905   1,182,294   LifePoint Hospitals, Inc.*              10,000       311,000
  American Medical Systems*            27,800     625,500   Lincare Holdings, Inc.*                 17,700       689,592
  Amylin Pharmas*^                     15,000     734,250   Manor Care, Inc.^                       10,000       443,500
  Apollo Group, Inc.*                   6,229     327,085   Manpower, Inc.                           8,000       457,120
  Aramark Corp.^                       14,500     427,605   Martek Biosciences Corp.*^              11,600       380,828
  Arthrocare Corp.*^                   11,500     549,930   McCormick & Co., Inc.                   15,500       524,830
  Atherogenics, Inc.*^                 16,000     261,120   Medco Health Solutions*                 18,000     1,029,960
  Avery Dennison Corp.                  7,800     456,222   Medimmune, Inc.*                        27,700     1,013,266
  Avon Products, Inc.^                 10,000     311,900   Millennium Pharma*^                     37,100       374,339
  Bausch & Lomb, Inc.                  11,200     713,776   Millipore Corp.*                         7,800       570,570
  Becton Dickinson & Co.                9,500     585,010   Monster Worldwide, Inc.*^               28,600     1,425,996
  Biomet, Inc.^                        27,375     972,360   Moody's Corp.^                          28,000     2,000,880
  Career Education Corp.*              10,800     407,484   Myogen, Inc.*                            9,400       340,186
  Celgene Corp.*^                      31,800   1,406,196   Nektar Therapeutics*^                   12,200       248,636
  Cephalon, Inc.*^                      6,500     391,625   Neurocrine Biosciences, Inc.*            9,200       593,768
  Charles River Laboratories*          10,000     489,600   Omnicare, Inc.                           8,000       439,840
  ChoicePoint, Inc.*                   19,100     853,388   OSI Pharmas, Inc.*                       9,500       304,950
  Corporate Executive Board            12,000   1,210,800   Patterson Cos., Inc.*                   12,400       436,480
  Coventry Health Care, Inc.*          26,550   1,432,638   Paychex, Inc.                           35,687     1,486,720
  CR Bard, Inc.                        19,700   1,337,630   PDL BioPharma, Inc.*                    11,400       373,920
  Dade Behring Holdings, Inc.          10,400     371,384   Qiagen NV*                              32,200       480,102
  DaVita, Inc.*                        14,500     872,320   Quest Diagnostics, Inc.                 19,822     1,017,860
  deCODE genetics, Inc.*^              29,500     255,765   Resmed, Inc.*                           12,000       527,760
  Delta & Pine Land Co.                11,300     340,130   Respironics, Inc.*                      13,400       521,394
  Dentsply Int'l, Inc.                  8,500     494,275
  DeVry, Inc.*                         13,700     311,264
See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2006
----------------------------------------------

                                                                                                Shares/
Common Stock                          Shares   Value        Common Stock                        Principal   Value
--------------------------------      -------  ----------  ----------------------------------   ---------   -----------
CONSUMER,NON-CYCL'L-24.5%(Cont'd)                          FINANCIAL - 11.3% (Cont'd)
  Ritchie Bros Auctioneers             17,400  $  861,300   Federated Investors, Inc.                9,700  $    379,076
  Robert Half Int'l, Inc.              27,000   1,044,630   First Horizon Nat'l Corp.                5,000       208,000
  Sepracor, Inc.*^                     19,000     927,390   Investors Financial Services            36,100     1,692,007
  Smith & Nephew PLC - ADR              6,500     289,965   Janus Capital Group, Inc.               16,000       370,560
  St Jude Medical, Inc.*                7,000     287,000   Lazard Ltd.^                            10,100       446,925
  Sybron Dental Specialties*            9,000     370,170   Legg Mason, Inc.                         7,800       976,950
  Techne Corp.*                        10,700     643,498   Markel Corp.*                            1,500       505,770
  Theravance, Inc.*^                   14,400     403,776   Marsh & McLennan Cos.                   16,000       470,080
  Universal Technical Inst.*            6,500     195,455   MBIA, Inc.                               6,500       391,365
  Varian Medical Systems*              14,200     797,188   Mellon Financial Corp.                  22,500       801,000
  Ventana Medical Systems*             11,000     459,470   Northern Trust Corp.                    23,900     1,254,750
  Vertex Pharmas*                      21,170     774,610   Nuveen Investments, Inc.                20,400       981,240
  WM Wrigley Jr Co.                     6,800     435,268   optionsXpress Holdings, Inc.            11,200       325,696
  Zimmer Holdings, Inc.*                5,200     351,416   State Street Corp.                      21,800     1,315,412
                                                            SVB Financial Group*^                    8,300       440,315
ENERGY - 8.7%                                               Synovus Financial Corp.                 50,200     1,358,412
  Baker Hughes, Inc.                   15,300   1,046,520   UCBH Holdings, Inc.                     19,000       359,480
  Bill Barrett Corp.*                  53,500   1,743,565   Willis Group Holdings Ltd.              13,500       462,510
  BJ Services Co.                      50,400   1,743,336
  Cameron Int'l Corp.*                 45,000   1,982,250  INDUSTRIAL - 9.1%
  Foundation Coal Holdings             19,500     800,475   American Power Conversion               15,000       346,650
  Grant Prideco, Inc.*                 49,500   2,119,095   Ametek, Inc.                            18,200       814,268
  Murphy Oil Corp.^                    31,000   1,542,870   CH Robinson Worldwide*^                 20,100       986,709
  Smith Int'l, Inc.^                   47,600   1,854,020   Cogent, Inc.*^                          35,800       656,572
  Ultra Petroleum Corp.*                6,500     405,015   Cymer, Inc.*                             6,500       295,360
  Weatherford Int'l*^                  43,070   1,970,453   Danaher Corp.                            6,200       394,320
  Williams Cos., Inc.                  74,000   1,582,860   Dolby Laboratories, Inc.*               11,400       237,462
  XTO Energy, Inc.                     41,900   1,825,164   Empresa Brasileira - ADR*               22,500       828,900
                                                            Expeditors Int'l                        11,400       984,846
FINANCIAL - 11.3%                                           Flir Systems, Inc.*                     14,200       403,422
  AMBAC Financial Group, Inc.           5,450     433,766   Fluor Corp.                             10,500       901,005
  TD Ameritrade Holding Corp.*         46,800     976,716   Garmin Ltd.^                             4,400       349,492
  Arch Capital Group Ltd.*             10,600     612,044   Gentex Corp.                            15,000       261,900
  Arthur J Gallagher & Co.              8,500     236,130   IDEX Corp.                               7,450       387,773
  Axis Capital Holdings Ltd.           12,000     357,840   II-VI, Inc.*                            19,300       349,137
  BlackRock, Inc.                       8,700   1,220,175   ITT Industries, Inc.                    10,000       562,000
  Brown & Brown, Inc.                  12,000     397,320   Jabil Circuit, Inc.                     21,700       929,194
  Cbot Holdings, Inc.*^                16,200   1,923,588   Landstar System, Inc.                   19,200       847,104
  Charles Schwab Corp.                 32,900     566,209   Nat'l Instruments Corp.                 15,250       497,455
  Chicago Mercantile^                   3,900   1,743,300   Pall Corp.                              15,000       468,300
  City Nat'l Corp.                      4,500     345,105   Precision Castparts Corp.               17,000     1,009,800
  E*Trade Financial Corp.*             50,400   1,360,296   Rockwell Collins, Inc.                  28,400     1,600,908
  East West Bancorp, Inc.^              9,000     346,950   Roper Industries, Inc.                  17,200       835,920
  Eaton Vance Corp.                    30,300     829,008   Sealed Air Corp.                         9,000       520,830

See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2006
----------------------------------------------

                                                                                                Shares/
Common Stock                          Shares   Value        Common Stock                        Principal   Value
--------------------------------      -------  ----------  ----------------------------------   ---------   -----------
INDUSTRIAL - 9.1% (Cont'd)                                 TECHNOLOGY - 18.5% (Cont'd)
  Stericycle, Inc.*                     9,200  $  622,104   Microchip Technology, Inc.              56,657  $  2,056,649
  Symbol Technologies, Inc.            65,664     694,068   MoneyGram Int'l                         67,000     2,056,230
  Thermo Electron Corp.*               10,000     370,900   Nat'l Semiconductor                     64,000     1,781,760
  UTI Worldwide, Inc.                  31,200     985,920   NAVTEQ Corp.*                           30,800     1,559,712
  Waters Corp.*                        16,200     699,030   QLogic Corp.*                           20,000       387,000
  Zebra Technologies Corp.*            11,000     491,920   Red Hat, Inc.*                          32,200       900,956
                                                            Salesforce.com, Inc.*                   10,300       373,684
TECHNOLOGY - 18.5%                                          Satyam Computer - ADR                   11,000       479,710
  Activision, Inc.*                    35,554     490,290   SEI Investments Co.                     11,700       474,201
  Advanced Micro Devices*              18,500     614,015   Semtech Corp.*                          15,000       268,350
  Altera Corp.*                        82,900   1,711,056   Silicon Laboratories, Inc.*             24,300     1,335,285
  Analog Devices, Inc.                 43,600   1,668,136   Synopsys, Inc.*                         18,600       415,710
  Avid Technology, Inc.*                7,800     338,988   Teradyne, Inc.*                         63,400       983,334
  Broadcom Corp.*                      36,800   1,588,288   THQ, Inc.*                              19,750       511,328
  Cadence Design Sys., Inc.*           27,000     499,230   Xilinx, Inc.                            69,400     1,766,924
  Citrix Systems, Inc.*                21,000     795,900
  Cognizant Technology Sol.*           25,556   1,520,326  UTILITIES - 0.3%
  Cognos, Inc.*                        17,000     661,300   AES Corp.*                              39,000       664,950
  DST Systems, Inc.*                    8,200     474,944                                                    ------------
  Dun & Bradstreet Corp.*               8,500     651,185  TOTAL COMMON STOCK - 99.7%
  Electronic Arts, Inc.*                9,000     492,480   (Cost $151,609,107)                              212,592,651
  Factset Research Systems             16,500     730,125
  Fair Isaac Corp.                     12,150     481,262  INVSTMNT OF CASH COLLATERAL - 15.5%
  Fidelity Nat'l Information           10,000     405,400   CSFB Enhanced Liquidity Fund        33,106,225    33,106,225
  Filenet Corp.*                       16,700     451,234
  Fiserv, Inc.*                        11,500     489,325  REPURCHASE AGREEMENT - 0.1%
  Global Payments, Inc.                13,000     689,910   Fifth Third Bank, 4.68%,
  Hyperion Solutions Corp.*             9,000     293,400   4/3/06 dated 3/31/06, with
  Integrated Device Tech.*             35,100     521,586   maturity value of $120,114
  Intersil Corp.                       23,200     670,944   (Collateralized by $128,000
  Intuit, Inc.*                        21,600   1,149,120   Freddie Mac obligation 3.45%
  Jack Henry & Associates              20,000     457,400   3/12/08, market value $124,349)
  Kla-Tencor Corp.                     10,600     512,616                                      $   120,067       120,067
  Lam Research Corp.*                  12,000     516,000                                                    ------------
  Linear Technology Corp.^             50,600   1,775,048  TOTAL INVESTMENTS IN SECURITIES - 115.3%
  Marvell Technology Group*            22,700   1,228,070   (Cost $184,835,399)                              245,818,943
  Maxim Integrated Products            44,300   1,645,745
  Mercury Interactive Corp.*           11,500     400,775  OTHER ASSETS LESS LIABILITIES - (15.3%)           (32,687,899)
                                                                                                             ------------
                                                           TOTAL NET ASSETS - 100.0%                        $213,131,044
                                                                                                             ============

* Securities are non-income producing
^ A portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $32,285,765 and the total market value of the collateral held by fund is $33,106,225.
ADR - American Depository Receipt

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
------------------------------------------



Common Stock                        Shares   Value        Common Stock                        Shares    Value
--------------------------------    -------  ----------   ----------------------------------- -------   -----------
BASIC MATERIALS - 1.7%                                    COMMUNICATIONS - 7.0% (Cont'd)
  Alcoa, Inc.                        38,500  $1,176,560     Radio One, Inc. - Class D*          12,600  $      93,996
  BHP Billiton Ltd. - ADR            19,400     773,478     Rogers Communications, Inc.         10,500        400,365
  Ecolab, Inc.                       10,100     385,921     Salem Communications*                8,800        132,088
  International Paper Co.            14,700     508,326     Sina Corp.*^                         4,200        117,180
  Monsanto Co.                        2,900     245,833     TELUS Corp.                         52,000      2,012,400
  Newmont Mining Corp.               12,700     659,511     Time Warner, Inc.                   63,400      1,064,486
  Praxair, Inc.                      13,800     760,794     Univision Communications*           10,700        368,829
  Rio Tinto PLC - ADR                 3,800     786,600     VeriSign, Inc.*                     15,700        376,643
  Rohm & Haas Co.                    10,000     488,500     Verizon Communications              25,700        876,884
  Sigma-Aldrich Corp.                 2,000     131,580     Viacom, Inc.*                       21,794        845,607
  Symyx Technologies*                 3,800     105,412     Vodafone Group PLC - ADR            23,400        489,294
  Valspar Corp.                      29,200     813,220     Walt Disney Co.                     33,400        931,860
                                                            Websense, Inc.*                      4,800        132,384
COMMUNICATIONS - 7.0%                                       WPP Group PLC - ADR                 22,589      1,355,566
  Alltel Corp.                       10,086     652,867
  Amazon.Com, Inc.*^                  8,000     292,240   CONSUMER, CYCLICAL - 7.8%
  America Movil - ADR                10,000     342,500     Bed Bath & Beyond, Inc.*             9,800        376,320
  American Tower Corp.*              20,800     630,448     Boyd Gaming Corp.                    8,900        444,021
  AT&T, Inc.                         32,496     878,692     Brunswick Corp.                      3,000        116,670
  BellSouth Corp.                    31,600   1,095,572     Carnival Corp.                       8,000        378,880
  Checkfree Corp.*^                   2,500     126,250     CDW Corp.^                           4,600        270,710
  Check Point Software Tech.*         8,100     162,162     Centex Corp.                        10,600        657,836
  Cisco Systems, Inc.*              118,400   2,565,728     Cheesecake Factory*                  3,600        134,820
  Citadel Broadcasting Corp.          6,300      69,615     Choice Hotels Int'l                  8,900        407,264
  Clear Channel Comm.                22,368     648,225     Cintas Corp.                         9,800        417,676
  Clear Channel Outdoor*             13,500     315,765     Coach, Inc.*                        12,200        421,754
  Crown Castle Int'l*                23,500     665,990     Dick's Sporting Goods*               1,800         71,334
  Digital River, Inc.*                7,800     340,158     Dollar General Corp.                19,757        349,106
  EW Scripps Co.^                     4,000     178,840     DreamWorks Animation*                4,100        108,363
  F5 Networks, Inc.*^                 2,800     202,972     Family Dollar Stores, Inc.          38,100      1,013,460
  Gannett Co., Inc.                  10,300     617,485     Fred's, Inc.                         6,600         87,516
  Getty Images, Inc.*                 7,500     561,900     Harley-Davidson, Inc.               20,700      1,073,916
  Harte-Hanks, Inc.                   7,900     215,354     Harman International                 3,600        399,312
  Internet Security Sys*              6,400     153,472     Harrah's Entertainment              18,300      1,427,400
  Juniper Networks, Inc.*            15,400     294,448     Hilton Hotels Corp.                 23,400        595,764
  Lamar Advertising Co.*              9,500     499,795     HNI Corp.                            3,300        194,040
  McAfee, Inc.*                      12,400     301,568     Home Depot, Inc.                    41,000      1,732,250
  McGraw-Hill Cos., Inc.             23,400   1,348,542     International Game Tech.            27,400        965,028
  Meredith Corp.                     11,400     636,348     KB Home                              2,200        142,978
  NeuStar, Inc.*                      3,900     120,705     Las Vegas Sands Corp.*               4,700        266,114
  News Corp.^                        28,900     507,773     Lennar Corp.^                       16,200        978,156
  NII Holdings, Inc.*^               10,700     630,979     Marriott International, Inc.        23,800      1,633,394
  Nokia OYJ - ADR^                   64,800   1,342,656     Mattel, Inc.                        20,000        362,400
  Omnicom Group, Inc.                19,700   1,640,813     McDonald's Corp.                    29,200      1,003,604

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
------------------------------------------


Common Stock                        Shares   Value        Common Stock                        Shares    Value
--------------------------------    -------  ----------   ----------------------------------  -------   -----------
CONSUMER, CYCLICAL - 7.8% (Cont'd)                        CONSUMER,NON-CYCL'L-13.6% (Cont'd)
  Men's Wearhouse, Inc.               6,375  $  229,054     Becton Dickinson & Co.               4,000  $     246,320
  Meritage Homes Corp.*               7,500     412,125     Biomet, Inc.^                       11,950        424,464
  Michaels Stores, Inc.               6,000     225,120     Bristol-Myers Squibb Co.            22,800        561,336
  Nike, Inc.                          6,000     509,880     Cardinal Health, Inc.                6,000        447,420
  O'Reilly Automotive, Inc.*         11,800     431,408     Career Education Corp.*              4,500        169,785
  OSI Restaurant Partners            13,900     611,044     Live Nation, Inc.*                   2,796         55,361
  Panera Bread Co.*                   2,000     150,360     Celgene Corp.*^                     13,200        583,704
  Petsmart, Inc.                      8,500     239,190     Cephalon, Inc.*^                     2,700        162,675
  Pulte Homes, Inc.                   3,000     115,260     Charles River Laboratories*          4,200        205,632
  Ross Stores, Inc.                  11,700     341,523     ChoicePoint, Inc.*^                  8,266        369,325
  Royal Caribbean Cruises             8,900     373,711     Coca-Cola Co.                       47,800      2,003,298
  Shuffle Master, Inc.*^             11,550     412,797     Colgate-Palmolive Co.               22,300      1,273,553
  Skywest, Inc.                      32,700     957,129     Corporate Executive Board            4,900        494,410
  Southwest Airlines Co.             82,500   1,484,175     Coventry Health Care, Inc.*         11,550        623,238
  Staples, Inc.                      11,400     290,928     CR Bard, Inc.                       13,200        896,280
  Station Casinos, Inc.^              4,700     373,227     Dade Behring Holdings, Inc.          4,500        160,695
  Thor Industries, Inc.               4,700     250,839     DaVita, Inc.*                        6,150        369,984
  Tiffany & Co.^                     11,400     427,272     deCODE genetics, Inc.*^             14,300        123,981
  Tim Hortons, Inc.*                  1,200      31,860     Delta & Pine Land Co.                4,700        141,470
  TJX Cos., Inc.                     50,800   1,260,856     Dentsply International, Inc.         4,200        244,230
  Toll Brothers, Inc.*                4,100     141,901     DeVry, Inc.*                         5,700        129,504
  Wal-Mart Stores, Inc.              55,300   2,611,819     Diageo PLC - ADR^                    6,800        431,324
  Williams-Sonoma, Inc.^              8,800     372,680     Edwards Lifesciences Corp.*          3,600        156,564
  Winnebago Industries^              16,400     496,920     Eli Lilly & Co.                     20,300      1,122,793
  WMS Industries, Inc.*               5,600     168,392     Equifax, Inc.                        5,500        204,820
  WW Grainger, Inc.                  14,100   1,061,448     Express Scripts, Inc.*               4,900        430,710
  Wynn Resorts Ltd.*^                 7,100     545,635     General Mills, Inc.                 15,300        775,557
                                                            Gen-Probe, Inc.*                     3,500        192,920
CONSUMER, NON-CYCLICAL - 13.6%                              Genzyme Corp.*                       3,000        202,380
  Abbott Laboratories                30,275   1,285,477     GlaxoSmithKline PLC - ADR           17,900        936,707
  Alkermes, Inc.*                     6,400     141,120     H&R Block, Inc.                      6,400        138,752
  Allergan, Inc.                      5,271     571,442     Health Management Assoc.             8,100        174,960
  Altria Group, Inc.                 49,300   3,492,905     Healthways, Inc.*                    3,200        163,008
  American Medical Systems*          12,100     272,250     Henry Schein, Inc.*                  7,400        354,164
  Amylin Pharmaceuticals*^            6,600     323,070     Hershey Co.^                         3,400        177,480
  Anheuser-Busch Cos., Inc.          13,500     577,800     Hologic, Inc.*                       2,900        160,515
  Apollo Group, Inc.*                 2,545     133,638     Humana, Inc.*                        8,900        468,585
  Aramark Corp.                       6,300     185,787     Integra LifeSciences*                3,800        155,724
  Arthrocare Corp.*                   4,800     229,536     Invitrogen Corp.*^                   3,000        210,390
  AstraZeneca PLC - ADR              11,200     562,576     Iron Mountain, Inc.*                 7,575        308,378
  Atherogenics, Inc.*^                5,000      81,600     ITT Educational Services*            4,900        313,747
  Avery Dennison Corp.^              10,300     602,447     Johnson & Johnson                   38,700      2,291,427
  Avon Products, Inc.                27,200     848,368     Kimberly-Clark Corp.                13,700        791,860
  Bausch & Lomb, Inc.                 9,900     630,927     Kyphon, Inc.*                        5,400        200,880
  Baxter International, Inc.         18,500     717,985
See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
------------------------------------------

Common Stock                        Shares   Value        Common Stock                        Shares    Value
--------------------------------    -------  ----------   ----------------------------------  -------   -----------
CONSUMER,NON-CYCL'L-13.6% (Cont'd)                        CONSUMER,NON-CYCL'L-13.6% (Cont'd)
  Laboratory Corp of Am.*             7,700  $  450,296     Ventana Medical Systems*             4,500  $     187,965
  LECG Corp.*                         7,600     146,452     Vertex Pharmaceuticals*              7,450        272,596
  LifePoint Hospitals, Inc.*          4,000     124,400     WellPoint, Inc.*                    18,900      1,463,049
  Lincare Holdings, Inc.*             7,400     288,304     WM Wrigley Jr Co.                    3,000        192,030
  Manor Care, Inc.                    3,200     141,920     Wyeth                               26,300      1,276,076
  Manpower, Inc.                      3,300     188,562     Zimmer Holdings, Inc.*               2,100        141,918
  Martek Biosciences Corp.*^          4,900     160,867
  McCormick & Co., Inc.               5,700     193,002   ENERGY - 7.8%
  Medco Health Solutions*             8,598     491,978     Apache Corp.                         8,900        582,950
  Medimmune, Inc.*                   11,600     424,328     Baker Hughes, Inc.                  27,900      1,908,360
  Merck & Co, Inc.                   30,400   1,071,296     Bill Barrett Corp.*                 23,000        749,570
  Millennium Pharm*^                 16,100     162,449     BJ Services Co.                     54,600      1,888,614
  Millipore Corp.*                    3,300     241,395     BP PLC - ADR                        24,892      1,716,303
  Monster Worldwide, Inc.*           10,500     523,530     Chevron Corp.                       36,642      2,124,137
  Moody's Corp.                      11,400     814,644     Cameron Int'l Corp.*                19,000        836,950
  Myogen, Inc.*                       4,000     144,760     Devon Energy Corp.                   8,200        502,496
  Nektar Therapeutics*^               6,500     132,470     Exxon Mobil Corp.                   33,402      2,033,180
  Neurocrine Biosciences, Inc.*       4,000     258,160     Foundation Coal Holdings            21,500        882,575
  Omnicare, Inc.                      3,500     192,430     Grant Prideco, Inc.*                20,000        856,200
  OSI Pharmaceuticals, Inc.*          4,100     131,610     Halliburton Co.                      4,000        292,080
  Patterson Cos., Inc.*               5,200     183,040     Murphy Oil Corp.^                   37,500      1,866,375
  Paychex, Inc.                      15,293     637,106     Royal Dutch Shell PLC - ADR         24,100      1,502,394
  PepsiCo., Inc.                     26,900   1,555,896     Schlumberger Ltd^                   20,480      2,589,901
  Pfizer, Inc.                       74,886   1,865,410     Smith International, Inc.^          53,000      2,064,350
  Procter & Gamble Co.               10,000     576,500     Total SA - ADR                      18,500      2,437,560
  PDL BioPharma, Inc.*                6,700     219,760     Ultra Petroleum Corp.*               7,600        473,556
  Qiagen NV*                         12,800     190,848     Weatherford International*          30,800      1,409,100
  Quest Diagnostics, Inc.            21,788   1,118,814     Williams Cos., Inc.^               104,700      2,239,533
  Resmed, Inc.*                       5,000     219,900     XTO Energy, Inc.                    37,866      1,649,443
  Respironics, Inc.*                  6,400     249,024
  Ritchie Bros Auctioneers            5,800     287,100   FINANCIAL - 11.4%
  Robert Half Int'l, Inc.             9,900     383,031     Aflac, Inc.                         19,700        888,273
  Schering-Plough Corp.              24,000     455,760     AMBAC Financial Group, Inc.          2,300        183,057
  Sepracor, Inc.*^                    8,300     405,123     American Express Co.                19,000        998,450
  Smith & Nephew PLC - ADR            2,400     107,064     American International Group        25,680      1,697,191
  St Jude Medical, Inc.*              4,600     188,600     TD Ameritrade Holding Corp.*        21,300        444,531
  Stryker Corp.                      14,800     656,972     Arch Capital Group Ltd.*             2,700        155,898
  Sybron Dental Specialties*          4,200     172,746     Arthur J Gallagher & Co.             5,700        158,346
  Sysco Corp.^                       26,700     855,468     Axis Capital Holdings Ltd.           3,700        110,334
  Techne Corp.*                       4,500     270,630     Bank of America Corp.               53,826      2,451,236
  Theravance, Inc.*^                  6,100     171,044     Bank of New York Co., Inc.          22,000        793,100
  UnitedHealth Group, Inc.           16,940     947,624     BB&T Corp.                           9,900        388,278
  Universal Technical Inst*           4,200     126,294     BlackRock, Inc.                      3,900        546,975
  UST, Inc.                           9,500     396,055     Brown & Brown, Inc.                  5,400        178,794
  Varian Medical Systems*^            5,800     325,612
See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
------------------------------------------


Common Stock                        Shares   Value        Common Stock                        Shares    Value
--------------------------------    -------  ----------   ----------------------------------- -------   -----------
FINANCIAL - 11.4% (Cont'd)                                INDUSTRIAL - 6.5%
  Chicago Mercantile^                 1,700  $  759,900     3M Co.                              17,700  $   1,340,244
  Cincinnati Financial Corp.         11,561     486,371     Agilent Technologies, Inc.*          9,500        356,535
  Citigroup, Inc.                    70,244   3,316,219     American Power Conversion            6,000        138,660
  City National Corp.                 2,100     161,049     Ametek, Inc.                         8,800        393,712
  Countrywide Financial Corp.        13,598     499,183     Boeing Co.                          16,440      1,281,498
  E*Trade Financial Corp.*           21,600     582,984     Caterpillar, Inc.                   16,800      1,206,408
  East West Bancorp, Inc.^            5,500     212,025     CH Robinson Worldwide*               8,400        412,356
  Eaton Vance Corp.                  14,800     404,928     Cogent, Inc.*^                      13,600        249,424
  Equity Office Properties           24,000     805,440     Cymer, Inc.*                         2,900        131,776
  Fannie Mae                         17,300     889,739     Danaher Corp.                        2,600        165,360
  Federated Investors, Inc.          18,500     722,980     Dolby Laboratories, Inc.*            7,400        154,142
  Fifth Third Bancorp                12,900     507,744     Emerson Electric Co.                 9,000        752,760
  First Horizon National Corp.       13,200     549,120     Empresa Brasileira - ADR*           10,200        375,768
  Freddie Mac                        11,600     707,832     Expeditors International             5,800        501,062
  Goldman Sachs Group, Inc.          10,300   1,616,688     Flir Systems, Inc.*                  6,000        170,460
  Hartford Financial Services         7,500     604,050     Fluor Corp.                         10,000        858,100
  Investors Financial Services       13,100     613,997     Garmin Ltd.^                         1,900        150,917
  Janus Capital Group, Inc.           6,500     150,540     General Dynamics Corp.              13,800        883,062
  Lazard Ltd.^                        5,400     238,950     General Electric Co.               150,300      5,227,434
  Legg Mason, Inc.                    3,550     444,638     Gentex Corp.                         7,200        125,712
  Lehman Brothers Holdings            7,633   1,103,350     Honeywell Int'l, Inc.               33,600      1,436,736
  Markel Corp.*                         400     134,872     IDEX Corp.                           4,050        210,803
  Marsh & McLennan Cos.              22,800     669,864     II-VI, Inc.*                         6,000        108,540
  MBIA, Inc.                         10,750     647,258     Illinois Tool Works, Inc.           11,300      1,088,303
  Mellon Financial Corp.             38,900   1,384,840     ITT Industries, Inc.                 3,400        191,080
  Merrill Lynch & Co., Inc.          17,200   1,354,672     Jabil Circuit, Inc.                 24,400      1,044,808
  Morgan Stanley                     17,800   1,118,374     Landstar System, Inc.                7,400        326,488
  Northern Trust Corp.               24,800   1,302,000     Lockheed Martin Corp.                9,300        698,895
  Nuveen Investments, Inc.           20,900   1,005,290     National Instruments Corp.           6,650        216,923
  optionsXpress Holdings, Inc.        4,700     136,676     Pall Corp.                           7,400        231,028
  Progressive Corp.                   4,800     499,440     Precision Castparts Corp.           16,800        997,920
  RenaissanceRe Holdings Ltd.         9,100     396,760     Rockwell Collins, Inc.              12,100        682,077
  St Joe Co.                         12,500     783,750     Roper Industries, Inc.               7,200        349,920
  St Paul Travelers Cos., Inc.       17,800     743,862     Sealed Air Corp.                    12,200        706,014
  State Street Corp.                 27,900   1,683,486     Stericycle, Inc.*                    4,000        270,480
  SVB Financial Group*^               3,500     185,675     Symbol Technologies, Inc.           28,087        296,880
  Synovus Financial Corp.            54,300   1,469,358     Thermo Electron Corp.*               4,000        148,360
  UCBH Holdings, Inc.                 8,000     151,360     United Technologies Corp.           11,800        683,928
  US Bancorp                         30,928     942,995     UTI Worldwide, Inc.                 13,800        436,080
  Washington Real Estate^            12,000     436,800     Waters Corp.*                        7,100        306,365
  Wells Fargo & Co.                  52,730   3,367,338     Zebra Technologies Corp.*            3,100        138,632
  Willis Group Holdings Ltd.         22,800     781,128
  Cbot Holdings, Inc.*^               5,900     700,566
  Charles Schwab Corp.               17,300     297,733

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
------------------------------------------


Common Stock                        Shares   Value        Common Stock                        Shares    Value
--------------------------------    -------  ----------   ----------------------------------- -------   -----------
TECHNOLOGY - 8.3%                                         TECHNOLOGY - 8.3% (Cont'd)
  Activision, Inc.*                  14,221  $  196,108     Microchip Technology, Inc.          24,412  $     886,156
  Advanced Micro Devices*             8,500     282,115     Microsoft Corp.                    123,400      3,357,714
  Altera Corp.*                      37,200     767,808     MoneyGram International             26,200        804,078
  Analog Devices, Inc.               48,600   1,859,436     National Semiconductor              58,400      1,625,856
  Automatic Data Processing          35,500   1,621,640     NAVTEQ Corp.*                       11,500        582,360
  Avid Technology, Inc.*              3,300     143,418     Oracle Corp.*                       62,900        861,101
  Broadcom Corp.*                    16,300     703,508     QLogic Corp.*                        8,600        166,410
  Cadence Design Sys., Inc.*         12,800     236,672     Red Hat, Inc.*                      12,900        360,942
  Citrix Systems, Inc.*               8,800     333,520     Salesforce.com, Inc.*                4,300        156,004
  Cognizant Technology Sol.*         10,168     604,894     Satyam Computer - ADR                4,000        174,440
  Cognos, Inc.*                       6,700     260,630     SEI Investments Co.                  4,900        198,597
  CA, Inc.^                          22,800     620,616     Semtech Corp.*                       8,000        143,120
  Dell, Inc.*                        42,900   1,276,704     Silicon Laboratories, Inc.*         10,400        571,480
  DST Systems, Inc.*                  2,500     144,800     Synopsys, Inc.*                      7,900        176,565
  Dun & Bradstreet Corp.*            11,050     846,541     Teradyne, Inc.*                     24,600        381,546
  Electronic Arts, Inc.*              3,600     196,992     Texas Instruments, Inc.             34,500      1,120,560
  Factset Research Systems            7,200     318,600     THQ, Inc.*                           8,850        229,127
  Fair Isaac Corp.                    5,100     202,011     Xilinx, Inc.                        54,800      1,395,208
  Fidelity National Inf.              4,700     190,538
  Filenet Corp.*                      7,000     189,140   UTILITIES - 1.7%
  First Data Corp.                   19,252     901,571     AES Corp.*                          13,000        221,650
  Fiserv, Inc.*                       4,850     206,368     Allegheny Energy, Inc.*             14,000        474,460
  Global Payments, Inc.               4,600     244,122     Duke Energy Corp.^                  17,500        510,125
  Hyperion Solutions Corp.*           6,000     195,600     Edison International                12,700        522,859
  Integrated Device Tech.*           14,800     219,928     Entergy Corp.                       11,500        793,500
  Intel Corp.                        90,800   1,770,600     Exelon Corp.                        23,250      1,230,390
  Intersil Corp.                     10,300     297,876     FirstEnergy Corp.                    8,688        424,930
  Intuit, Inc.*                       8,500     452,200     FPL Group, Inc.                     11,000        441,980
  Jack Henry & Associates             9,300     212,691     Pinnacle West Capital Corp.          9,100        356,265
  Kla-Tencor Corp.                    3,200     154,752     Progress Energy, Inc.^              10,400        457,080
  Lam Research Corp.*                 4,700     202,100     SCANA Corp.                         10,400        407,368
  Linear Technology Corp.^           21,000     736,680     Southern Co.                        14,000        458,640
  Marvell Technology Group*           9,000     486,900     TECO Energy, Inc.                   23,500        377,880
  Maxim Integrated Products          50,400   1,872,360                                                  ------------
  Mercury Interactive Corp.*          4,800     167,280   TOTAL COMMON STOCK - 65.8%
                                                            (Cost $201,472,764)                         $ 257,321,632
                                                                                                         =============



  *Securities are non-income producing
  ADR - American Depository Receipt

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
---------------------------------------------

                                                                     Principal
Fixed Income Securities                    Coupon     Maturity       Amount       Value
----------------------------------------   ---------  ------------  -----------   -------------
BASIC MATERIALS - 0.4%
    BHP Billiton Finance USA                  7.250   03/01/2016    $   500,000   $    557,367
    International Paper Co.                   5.300   04/01/2015      1,000,000        937,367

COMMUNICATIONS - 4.3%
    Bell Canada                               9.500   10/15/2010      1,200,000      1,378,152
    CBS Corp.                                 8.625   08/01/2012      1,000,000      1,130,279
    CenturyTel, Inc.                          7.875   08/15/2012      1,500,000      1,624,361
    Cingular Wireless Svcs, Inc.              8.750   03/01/2031      1,000,000      1,266,548
    Comcast Cable Communications              8.375   03/15/2013      2,000,000      2,249,297
    COX Communications, Inc.                  6.850   01/15/2018      1,050,000      1,062,544
    Deutsche Telekom Int'l                    8.000   06/15/2010      1,500,000      1,633,553
    GTE Corp.                                 7.900   02/01/2027      1,000,000      1,045,614
    News America Holdings, Inc.               8.000   10/17/2016      1,000,000      1,141,013
    Nextel Communications, Inc.               7.375   08/01/2015      1,000,000      1,048,737
    TW, Inc.                                  9.125   01/15/2013      1,000,000      1,157,792
    Verizon New Jersey, Inc.                  8.000   06/01/2022        650,000        705,474
    Vodafone Group PLC                        5.375   01/30/2015      1,500,000      1,444,122

CONSUMER, CYCLICAL - 2.3%
    Autozone, Inc.                            5.500   11/15/2015      1,000,000        929,270
    DaimlerChrysler                           7.300   01/15/2012      1,000,000      1,056,674
    Darden Restaurants, Inc.                  7.125   02/01/2016      1,000,000      1,055,871
    Hilton Hotels Corp.                       7.200   12/15/2009        750,000        779,249
    Home Depot, Inc.                          5.400   03/01/2016      1,000,000        987,958
    May Department Stores Co.                 7.450   09/15/2011      1,000,000      1,076,306
    Sabre Holdings Corp.                      7.350   08/01/2011      1,500,000      1,567,113
    Whirlpool Corp.                           7.750   07/15/2016      1,500,000      1,674,671

CONSUMER, NON-CYCLICAL - 0.7%
    Anheuser-Busch Cos., Inc.                 7.125   07/01/2017      1,000,000      1,031,837
    Cendant Corp.                             7.375   01/15/2013      1,500,000      1,647,569

ENERGY - 0.6%
    Louisiana Land & Exploration              7.625   04/15/2013      1,000,000      1,115,708
    Premcor Refining Group, Inc.              7.500   06/15/2015      1,000,000      1,055,221

FINANCIAL - 8.2%
    ABN Amro Bank                             7.300   12/01/2026      1,000,000      1,007,548
    Allstate Corp.                            7.500   06/15/2013      1,000,000      1,111,809
    Bank of America Corp.                     7.750   08/15/2015      1,250,000      1,434,034
    Bank One Corp.                           10.000   08/15/2010        750,000        871,551
    Bankers Trust Corp.                       7.500   11/15/2015      1,000,000      1,132,680
    Capital One Financial Corp.               4.800   02/21/2012      1,000,000        955,139

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
---------------------------------------------

                                                                     Principal
Fixed Income Securities                    Coupon     Maturity       Amount       Value
----------------------------------------   ---------  ------------  -----------   -------------
FINANCIAL - 8.2% (Continued)
    Chase Capital I                           7.670   12/01/2026    $ 2,000,000   $  2,097,897
    CitiFinancial                             6.625   06/01/2015      1,250,000      1,334,963
    Comerica Bank                             7.125   12/01/2013      1,050,000      1,072,515
    Countrywide Home Loans, Inc.              4.000   03/22/2011      1,500,000      1,393,578
    Credit Suisse First Boston USA            6.500   01/15/2012      1,000,000      1,044,332
    Dresdner Bank                             7.250   09/15/2015      1,000,000      1,107,225
    General Electric Capital Corp.            5.000   03/30/2019      1,000,000        909,883
    Goldman Sachs Group, Inc.                 6.875   01/15/2011      1,000,000      1,055,610
    Hartford Financial Services Grp           7.300   11/01/2015      1,000,000      1,080,399
    HSBC Finance Corp.                        6.375   08/01/2010      1,000,000      1,032,746
    Jefferies Group, Inc.                     7.750   03/15/2012      1,500,000      1,635,285
    JP Morgan Chase Capital                   5.910   09/30/2034      2,000,000      2,013,706
    MBIA, Inc.                                9.375   02/15/2011        950,000      1,105,477
    MBIA, Inc.                                5.700   12/01/2034      1,000,000        913,788
    Morgan Stanley                            6.750   10/15/2013      1,000,000      1,049,646
    Morgan Stanley                            4.750   04/01/2014      1,000,000        932,993
    Ohio National Financial Svcs*             7.000   07/15/2011      1,000,000      1,054,257
    Republic New York Corp.                   7.000   03/22/2011        500,000        527,625
    Santander Financial Issuances             6.375   02/15/2011      1,000,000      1,033,252
    Societe Generale                          5.500   09/22/2017      1,000,000        966,984
    Swiss Bank Corp.                          7.375   07/15/2015      1,000,000      1,132,054
    Washington Mutual, Inc.                   8.250   04/01/2010      1,000,000      1,088,349

GOVERNMENT - 6.4%
    Fannie Mae                                5.000   12/30/2019      2,000,000      1,915,625
    Fannie Mae                                5.700   02/18/2020      1,500,000      1,443,281
    Fannie Mae                                5.610   02/24/2020      1,000,000        957,813
    Fannie Mae                                5.750   07/30/2023      1,000,000        954,063
    Federal Farm Credit Bank                  5.350   08/08/2013      1,000,000        981,250
    Federal Farm Credit Bank                  5.450   07/28/2014      1,000,000        979,063
    Federal Farm Credit Bank                  5.540   08/10/2015      2,000,000      1,957,500
    Federal Home Loan Bank System             5.550   05/04/2015      1,500,000      1,470,000
    Federal Home Loan Bank System             5.600   08/24/2015      1,500,000      1,471,406
    Federal Home Loan Bank System             5.600   08/24/2015      1,000,000        980,938
    Federal Home Loan Bank System             5.540   03/30/2016      1,000,000        976,875
    Federal Home Loan Bank System             5.750   10/15/2019      1,000,000        966,250
    Freddie Mac                               5.500   07/28/2015      1,000,000        982,987

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
---------------------------------------------

                                                                     Principal
Fixed Income Securities                    Coupon     Maturity       Amount       Value
----------------------------------------   ---------  ------------  -----------   -------------
GOVERNMENT - 6.4% (Continued)
    Freddie Mac                               6.000   11/20/2015    $ 1,000,000   $    996,404
    Freddie Mac                               5.270   09/06/2017      1,915,000      1,868,720
    Freddie Mac                               5.000   02/25/2019      1,300,000      1,258,915
    Freddie Mac                               5.700   03/11/2019      2,000,000      1,945,016
    Province of Nova Scotia Canada            7.250   07/27/2013      1,000,000      1,116,048
    United States Treasury                    3.625   01/15/2010        750,000        719,004
    United States Treasury^                   4.125   08/15/2008      1,000,000        985,703

INDUSTRIAL - 1.6%
    Clark Equipment Co.                       8.000   05/01/2023        500,000        607,704
    FedEx Corp                                8.760   05/22/2015      1,500,000      1,671,180
    Goodrich Corp.                            6.800   02/01/2018      1,000,000      1,041,124
    Koninklijke Philips Electronics           7.250   08/15/2013      1,000,000      1,089,399
    Northrop Grumman                          6.250   01/15/2010        750,000        764,513
    Thomas & Betts Corp.                      7.250   06/01/2013      1,200,000      1,263,773

MORTGAGE SECURITIES - 4.1%
    Fannie Mae Pool                           6.500   12/01/2032        883,340        903,753
    Fannie Mae Pool                           5.065   10/01/2035      1,441,738      1,418,068
    Freddie Mac Gold Pool                     6.500   09/01/2031      1,240,138      1,270,227
    Freddie Mac Gold Pool                     7.000   10/01/2031      1,796,639      1,850,448
    Freddie Mac Gold Pool                     6.500   08/01/2032      1,364,668      1,394,068
    Freddie Mac Gold Pool                     6.500   04/01/2033        919,902        940,275
    Freddie Mac Gold Pool                     6.500   10/01/2034      1,451,279      1,482,545
    Ginnie Mae                                5.500   07/20/2033      1,351,027      1,334,488
    Ginnie Mae                                5.500   08/20/2034      1,486,950      1,468,744
    Ginnie Mae                                5.500   09/20/2035      2,434,516      2,404,022
    Ginnie Mae                                6.000   10/20/2035      1,452,322      1,464,935

TECHNOLOGY - 0.2%
    First Data Corp.                          4.700   08/01/2013      1,000,000        938,649

UTILITIES - 2.6%
    Constellation Energy Grp, Inc.            4.550   06/15/2015      1,250,000      1,137,095
    Dominion Resources, Inc.                  7.195   09/15/2014      1,000,000      1,076,710
    Duke Energy Corp.                         5.300   10/01/2015      1,000,000        976,561

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
---------------------------------------------

                                                                     Principal
Fixed Income Securities                    Coupon     Maturity       Amount       Value
----------------------------------------   ---------  ------------  -----------   -------------
UTILITIES - 2.6% (Continued)
    Entergy Gulf States, Inc.                 5.250   08/01/2015    $ 1,750,000   $  1,625,360
    Jersey Central Power & Light              6.750   11/01/2025        750,000        750,153
    Northern States Power                     8.000   08/28/2012      1,000,000      1,136,083
    Progress Energy, Inc.                     7.100   03/01/2011        750,000        795,449
    PSEG Power LLC                            5.500   12/01/2015      1,000,000        970,645
    TXU Electric Delivery Co.                 6.375   01/15/2015      1,000,000      1,031,930
    TXU Energy Co. LLC^                       7.000   03/15/2013        500,000        520,784
                                                                                   ------------

TOTAL FIXED-INCOME SECURITIES - 31.4%
    (Cost $123,503,681)                                                            122,710,538

INVESTMENT OF CASH COLLATERAL - 6.2%
    CSFB Enhanced Liquidity Fund                                     24,571,923     24,571,923

REPURCHASE AGREEMENT - 2.5%
    Fifth Third Bank, 4.68%, 4/3/06,
    dated 3/31/06, with maturity value
    of $9,638,645 (Collateralized by
    $10,216,000 Freddic Mac obligation,
    3.45%, 3/12/08, market value
    $9,924,628)                                                     $ 9,634,887      9,634,887
                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES - 105.9%
    (Cost $359,183,255)                                                            414,238,980

OTHER ASSETS LESS LIABILITIES - (5.9%)                                             (23,039,283)
                                                                                   ------------

TOTAL NET ASSETS - 100.0%                                                         $391,199,697
                                                                                   ============


* Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2006, the aggregate market value of these securities amounted to $1,054,257 or .27% of net assets. ^ A portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $23,985,390 and the total value of the collateral held by fund is $24,571,923.


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------


                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
BASIC MATERIALS - 3.3%
    AK Steel Corp.                               7.875    02/15/2009    $ 2,250,000    $  2,261,249
    Appleton Papers, Inc.                        8.125    06/15/2011      2,000,000       2,010,000
    Century Aluminum Co.                         7.500    08/15/2014      2,000,000       2,080,000
    CRA Finance Ltd                              7.125    12/01/2013        500,000         555,189
    Equistar Chemicals                          10.125    09/01/2008        630,000         669,374
    Freeport-McMoRan Copper                      6.875    02/01/2014      2,000,000       2,000,000
    Placer Dome, Inc.                            7.750    06/15/2015      1,500,000       1,672,913
    Weyerhaeuser Co.                             6.950    08/01/2017      1,955,000       2,048,461

COMMUNICATIONS - 9.8%
    ABC, Inc.                                    8.750    08/15/2021      1,242,000       1,587,343
    Bell Canada                                  9.500    10/15/2010      2,250,000       2,584,036
    CBS Corp.                                    8.625    08/01/2012        750,000         847,709
    Cingular Wireless Services, Inc.             8.750    03/01/2031      2,000,000       2,533,095
    Comcast Cable Communications                 8.375    03/15/2013      1,000,000       1,124,649
    COX Communications, Inc.                     6.850    01/15/2018      1,250,000       1,264,934
    COX Enterprises, Inc.*                       7.375    07/15/2027      1,000,000       1,030,910
    CSC Holdings, Inc.                           7.625    04/01/2011      2,000,000       2,010,000
    Deutsche Telekom International               8.000    06/15/2010      1,000,000       1,089,035
    Echostar DBS Corp.                           6.625    10/01/2014      3,000,000       2,898,750
    GCI, Inc.                                    7.250    02/15/2014      2,500,000       2,456,249
    GTE Corp.                                    8.750    11/01/2021      1,500,000       1,769,838
    New York Telephone Co.                       6.125    01/15/2010      1,000,000         996,199
    News America Holdings, Inc.                  8.000    10/17/2016      1,000,000       1,141,013
    News America Holdings, Inc.                  8.250    08/10/2018      2,000,000       2,320,079
    Nextel Communications, Inc.                  7.375    08/01/2015      2,800,000       2,936,464
    Rogers Cable, Inc.                           6.250    06/15/2013      2,000,000       1,980,000
    Rogers Wireless, Inc.                        9.750    06/01/2016      1,000,000       1,220,000
    Tele-Communications-TCI Group                9.800    02/01/2012      2,000,000       2,356,836
    Turner Broadcasting System, Inc.             8.375    07/01/2013        750,000         838,684
    TW, Inc.                                     9.125    01/15/2013      1,000,000       1,157,792
    TW, Inc.                                     7.250    10/15/2017      1,000,000       1,070,054
    Verizon New Jersey, Inc.                     8.000    06/01/2022      1,000,000       1,085,343
    Walt Disney Co.                              6.300    01/25/2022      1,000,000         982,833

CONSUMER, CYCLICAL - 12.9%
    Auburn Hills Trust                          12.375    05/01/2020        400,000         581,192
    Autozone, Inc.                               5.500    11/15/2015      2,500,000       2,323,178
    Aztar Corp.                                  9.000    08/15/2011      1,000,000       1,056,500


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------

                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
CONSUMER, CYCLICAL - 12.9% (Continued)
    Beazer Homes USA, Inc.                       8.375    04/15/2012    $ 2,500,000    $  2,596,875
    Boyd Gaming Corp.                            8.750    04/15/2012      1,000,000       1,067,500
    Brown Shoe Co., Inc.                         8.750    05/01/2012      1,000,000       1,055,000
    DaimlerChrysler                              6.500    11/15/2013      2,500,000       2,542,670
    Darden Restaurants, Inc.                     7.125    02/01/2016      2,000,000       2,111,742
    Harrah's Operating Co., Inc.                 5.375    12/15/2013      2,500,000       2,383,438
    K Hovnanian Enterprises, Inc.                8.875    04/01/2012      2,000,000       2,090,000
    Majestic Star Casino                         9.500    10/15/2010      2,000,000       2,120,000
    Mandalay Resort Group                        9.375    02/15/2010      2,000,000       2,170,000
    May Department Stores Co.                    8.300    07/15/2026      2,000,000       2,079,092
    McDonald's Corp.                             7.310    09/15/2027      2,500,000       2,525,440
    MDC Holdings, Inc.                           5.500    05/15/2013      2,000,000       1,862,742
    Meritor Automotive, Inc.                     6.800    02/15/2009        348,000         348,000
    Mohawk Industries, Inc.                      7.200    04/15/2012      2,000,000       2,092,080
    MTR Gaming Group, Inc.                       9.750    04/01/2010      1,750,000       1,861,563
    OED Corp.                                    8.750    04/15/2012      2,000,000       2,000,000
    Sabre Holdings Corp.                         7.350    08/01/2011      2,000,000       2,089,484
    Standard-Pacific Corp.                       9.250    04/15/2012      2,000,000       2,047,500
    Station Casinos, Inc.                        6.875    03/01/2016      2,000,000       2,010,000
    Technical Olympic USA, Inc.                  9.000    07/01/2010      1,500,000       1,537,500
    WCI Communities, Inc.                        9.125    05/01/2012      2,500,000       2,543,750
    Whirlpool Corp.                              7.750    07/15/2016      2,000,000       2,232,894
    Wynn Las Vegas LLC                           6.625    12/01/2014      2,500,000       2,428,125
    Yum! Brands, Inc.                            8.875    04/15/2011      2,000,000       2,252,760

CONSUMER, NON-CYCLICAL - 4.6%
    Anheuser-Busch Cos., Inc.                    7.125    07/01/2017      2,500,000       2,579,593
    Archer-Daniels-Midland Co.                   7.125    03/01/2013      1,000,000       1,088,710
    Archer-Daniels-Midland Co.                   8.375    04/15/2017      1,000,000       1,201,247
    Biovail Corp.                                7.875    04/01/2010      2,500,000       2,550,000
    Cendant Corp.                                7.375    01/15/2013      2,000,000       2,196,758
    ConAgra Foods, Inc.                          9.750    03/01/2021      1,500,000       1,902,149
    HCA, Inc.                                    7.190    11/15/2015      2,000,000       2,039,770
    Rent-A-Center, Inc.                          7.500    05/01/2010      2,040,000       2,040,000
    Valassis Communications, Inc.                6.625    01/15/2009      2,550,000       2,592,521

DIVERSIFIED - 0.6%
    Leucadia National Corp.                      7.000    08/15/2013      2,500,000       2,506,250



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------

                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
ENERGY - 3.4%
    Anadarko Petroleum Corp.                     7.200    03/15/2029    $ 2,860,000    $  3,177,426
    Burlington Resources, Inc.                   9.125    10/01/2021        700,000         936,135
    ConocoPhillips                               7.125    03/15/2028      1,000,000       1,021,077
    Louisiana Land & Exploration                 7.625    04/15/2013      1,000,000       1,115,708
    Louisiana Land & Exploration                 7.650    12/01/2023        750,000         890,840
    Noble Drilling Corp.                         7.500    03/15/2019      2,350,000       2,686,931
    Ocean Energy, Inc.                           7.500    09/15/2027      2,500,000       2,850,125
    USX Corp.                                    9.375    02/15/2012        750,000         880,360

FINANCIAL - 20.3%
    Allstate Corp.                               7.500    06/15/2013      1,000,000       1,111,809
    Bankers Trust Corp.                          7.500    11/15/2015      2,500,000       2,831,700
    Chase Capital I                              7.670    12/01/2026      2,000,000       2,097,898
    Cigna Corp.                                  7.650    03/01/2023      1,500,000       1,659,015
    Cigna Corp.                                  7.875    05/15/2027      1,000,000       1,156,456
    Citigroup, Inc.                              6.000    10/31/2033      3,000,000       2,963,985
    Comerica Bank                                7.125    12/01/2013      1,500,000       1,532,165
    Comerica Bank                                8.375    07/15/2024        800,000         926,575
    Continental Corp.                            8.375    08/15/2012      1,100,000       1,209,744
    Countrywide Capital I                        8.000    12/15/2026      2,516,000       2,551,435
    Dresdner Bank                                7.250    09/15/2015      2,500,000       2,768,063
    E*Trade Financial Corp.                      8.000    06/15/2011      2,500,000       2,596,875
    Fairfax Financial Holdings Ltd.^             7.750    04/26/2012      2,000,000       1,760,000
    Fidelity National Title                      7.300    08/15/2011      2,500,000       2,575,398
    GAMCO Investors, Inc.                        5.500    05/15/2013      1,000,000         963,500
    General Electric Capital Corp.               5.000    03/30/2019      3,000,000       2,729,649
    General Motors Acceptance Corp.              6.125    08/28/2007      2,000,000       1,939,852
    Goldman Sachs Group LP*                      8.000    03/01/2013      2,500,000       2,804,280
    Hartford Financial Services Group            7.300    11/01/2015      1,500,000       1,620,599
    HSBC America Capital Trust II*               8.380    05/15/2027      1,000,000       1,069,012
    HSBC Finance Corp.                           6.375    08/01/2010      1,000,000       1,032,746
    Jefferies Group, Inc.                        7.750    03/15/2012      2,555,000       2,785,435
    JPM Capital Trust II                         7.950    02/01/2027      1,000,000       1,055,971
    JPMorgan Chase & Co.                         6.625    03/15/2012        500,000         525,601
    Kingsway America, Inc.                       7.500    02/01/2014      2,500,000       2,518,440
    Lehman Brothers Holdings, Inc.               8.500    08/01/2015      2,000,000       2,382,244
    Lincoln National Corp.                       7.000    03/15/2018        891,000         958,382
    Loews Corp.                                  8.875    04/15/2011      1,440,000       1,618,004
    MBIA, Inc.                                   9.375    02/15/2011      1,233,000       1,434,793
    MBIA, Inc.                                   5.700    12/01/2034      1,500,000       1,370,682
    MBNA Capital A                               8.278    12/01/2026      2,000,000       2,110,916


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------


                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
FINANCIAL - 20.3% (Continued)
    Mellon Capital II                            7.995    01/15/2027    $ 1,000,000    $  1,055,094
    Morgan Stanley                               6.750    10/15/2013      1,250,000       1,312,058
    Morgan Stanley Group, Inc.                   7.000    10/01/2013      1,000,000       1,067,445
    NCNB Corp.                                  10.200    07/15/2015      1,000,000       1,313,641
    Ohio National Financial Services*            7.000    07/15/2011      2,000,000       2,108,514
    Provident Cos., Inc.                         7.000    07/15/2018      2,500,000       2,534,168
    Providian Capital I*                         9.525    02/01/2027      2,000,000       2,143,912
    Republic New York Corp.                      9.125    05/15/2021      1,000,000       1,272,454
    Santander Financial Issuances                6.375    02/15/2011        750,000         774,939
    Societe Generale                             5.500    09/22/2017      2,000,000       1,933,968
    Swiss Bank Corp.                             7.375    07/15/2015      1,000,000       1,132,054
    Transamerica Capital II*                     7.650    12/01/2026      2,500,000       2,777,665
    Travelers Property Casualty Corp.            7.750    04/15/2026      1,742,000       2,024,838
    Union Planters Capital Trust A               8.200    12/15/2026      2,750,000       2,896,218
    US Trust Capital Trust A*                    8.414    02/01/2027      1,000,000       1,056,158

GOVERNMENT - 15.6%
    Fannie Mae                                   6.000    12/14/2012      3,000,000       2,989,688
    Fannie Mae                                   5.400    03/28/2013      2,500,000       2,457,031
    Fannie Mae                                   5.550    06/08/2015      2,000,000       1,963,750
    Fannie Mae                                   5.550    06/29/2015      2,300,000       2,257,594
    Fannie Mae                                   5.600    07/27/2015      2,000,000       1,965,625
    Fannie Mae                                   6.000    03/09/2021      2,000,000       1,968,750
    Federal Farm Credit Bank                     5.600    11/21/2012      2,000,000       1,988,125
    Federal Farm Credit Bank                     5.350    08/08/2013      3,000,000       2,943,750
    Federal Farm Credit Bank                     5.600    10/04/2013      2,000,000       1,974,375
    Federal Farm Credit Bank                     5.600    08/18/2014      3,615,000       3,556,256
    Federal Farm Credit Bank                     5.500    02/23/2015      2,000,000       1,958,125
    Federal Farm Credit Bank                     5.480    05/04/2015      2,000,000       1,955,625
    Federal Farm Credit Bank                     5.540    08/10/2015      3,000,000       2,936,250
    Federal Home Loan Bank System                5.650    04/28/2015      3,500,000       3,442,031
    Federal Home Loan Bank System                5.550    05/04/2015      3,000,000       2,940,000


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------

                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
GOVERNMENT - 15.6% (Continued)
    Federal Home Loan Bank System                5.500    05/18/2015    $ 2,000,000    $  1,956,250
    Federal Home Loan Bank System                5.600    08/24/2015      3,000,000       2,942,813
    Federal Home Loan Bank System                5.600    08/24/2015      3,000,000       2,942,813
    Federal Home Loan Bank System                5.540    03/30/2016      2,375,000       2,320,078
    Federal Home Loan Bank System                5.730    02/20/2018      2,000,000       1,946,875
    Freddie Mac                                  5.625    04/21/2015      3,500,000       3,426,980
    Freddie Mac                                  5.500    07/28/2015      3,000,000       2,948,961
    Freddie Mac                                  5.000    01/31/2017      2,500,000       2,422,943
    Freddie Mac                                  5.000    02/25/2019      2,000,000       1,936,792
    Freddie Mac                                  6.500    06/14/2024      2,000,000       1,981,192
    United States Treasury                       4.000    11/15/2012      1,000,000         951,797

INDUSTRIAL - 5.4%
    Allied Waste North America^                  7.375    04/15/2014      2,000,000       1,980,000
    Burlington Northern, Inc.                    8.750    02/25/2022      1,500,000       1,910,301
    Case New Holland, Inc.                       9.250    08/01/2011      2,500,000       2,668,750
    Clark Equipment Co.                          8.000    05/01/2023        500,000         607,704
    CSX Transportation, Inc.                     9.750    06/15/2020      1,500,000       1,997,246
    FedEx Corp                                   7.630    01/01/2015      1,000,000       1,044,210
    FedEx Corp                                   8.760    05/22/2015        750,000         835,590
    Goodrich Corp.                               6.800    02/01/2018        750,000         780,843
    Gulfmark Offshore, Inc.                      7.750    07/15/2014      1,875,000       1,912,500
    Ingersoll-Rand Co.                           9.000    08/15/2021        305,000         406,828
    Koninklijke Philips Electronics              7.250    08/15/2013      2,000,000       2,178,798
    Northrop Grumman                             9.375    04/15/2021      1,000,000       1,300,557
    Pactiv Corp.                                 7.950    12/15/2025      1,050,000       1,155,343
    Stagecoach Transport Holdings                8.625    11/15/2009        500,000         543,142
    Thomas & Betts Corp.                         7.250    06/01/2013      2,500,000       2,632,860

MORTGAGE SECURITIES - 15.9%
    Fannie Mae Pool                              6.500    07/01/2029        972,092         996,591
    Fannie Mae Pool                              7.000    02/01/2032      2,689,399       2,775,677
    Fannie Mae Pool                              6.500    06/01/2032      2,929,678       2,995,329
    Fannie Mae Pool                              6.000    11/01/2032      2,726,082       2,729,717
    Fannie Mae Pool                              6.500    12/01/2032      2,514,121       2,572,221
    Fannie Mae Pool                              6.000    04/01/2035      2,679,715       2,681,150
    Fannie Mae Pool                              5.065    10/01/2035      2,418,706       2,378,996
    Freddie Mac Gold Pool                        6.500    09/01/2031      2,028,511       2,077,728


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
---------------------------------------------

                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
MORTGAGE SECURITIES - 15.9% (Continued)
    Freddie Mac Gold Pool                        7.000    10/01/2031    $ 3,066,113    $  3,157,942
    Freddie Mac Gold Pool                        6.500    05/01/2032      3,319,046       3,390,550
    Freddie Mac Gold Pool                        6.500    08/01/2032      1,819,557       1,858,757
    Freddie Mac Gold Pool                        6.500    04/01/2033      2,759,705       2,820,826
    Freddie Mac Gold Pool                        6.500    10/01/2034      1,772,066       1,810,243
    Freddie Mac Gold Pool                        6.000    04/01/2035      2,710,587       2,712,358
    Freddie Mac Gold Pool                        6.000    10/01/2035      2,815,812       2,817,652
    Ginnie Mae                                   7.000    09/20/2029      2,675,941       2,769,508
    Ginnie Mae                                   5.500    06/20/2033      1,536,500       1,517,691
    Ginnie Mae                                   5.500    07/20/2033        831,282         821,106
    Ginnie Mae                                   5.500    05/20/2034      2,133,600       2,107,476
    Ginnie Mae                                   5.500    07/20/2034      1,500,725       1,482,351
    Ginnie Mae                                   5.500    08/20/2034      2,230,424       2,203,116
    Ginnie Mae                                   5.500    09/20/2034      2,310,445       2,282,156
    Ginnie Mae                                   5.500    10/20/2034      2,375,277       2,346,195
    Ginnie Mae                                   5.500    11/20/2034      2,450,127       2,420,129
    Ginnie Mae                                   5.500    06/20/2035      2,822,762       2,787,405
    Ginnie Mae                                   5.500    09/20/2035      2,921,419       2,884,827
    Ginnie Mae                                   6.000    10/20/2035      2,877,495       2,902,483

TECHNOLOGY - 0.6%
    Unisys Corp.                                 6.875    03/15/2010      2,500,000       2,431,250

UTILITIES - 5.3%
    Commonwealth Edison Co.                      6.950    07/15/2018      2,000,000       2,072,998
    Constellation Energy Group, Inc.             4.550    06/15/2015      2,000,000       1,819,352
    Entergy Louisiana, Inc.                      5.090    11/01/2014      2,500,000       2,311,588
    Hydro Quebec                                 8.400    01/15/2022        300,000         388,617
    Indianapolis Power & Light                   7.050    02/01/2024      1,000,000         981,573
    Jersey Central Power & Light                 6.750    11/01/2025      1,619,000       1,619,330


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2006
-----------------------------------------------

                                                                         Shares/
Fixed Income Securities                      Coupon       Maturity       Principal      Value
------------------------------------------   ----------   -----------   -------------  -------------
UTILITIES - 5.3% (Continued)
    Ohio Power Co.                               6.375    07/15/2033    $ 2,000,000    $  1,918,318
    PSEG Power LLC                               5.500    12/01/2015      1,500,000       1,455,968
    Reliant Energy HL&P                          9.150    03/15/2021      1,300,000       1,693,901
    Southern Co. Capital Funding                 5.750    11/15/2015      2,000,000       1,965,964
    TXU Electric Delivery Co.                    6.375    01/15/2015      1,000,000       1,031,930
    TXU Energy Co. LLC^                          7.000    03/15/2013      2,000,000       2,083,134
    United Utilities PLC                         5.375    02/01/2019      2,000,000       1,854,990
                                                                                        ------------
TOTAL FIXED INCOME SECURITIES - 97.7%
    (Cost $393,064,045)                                                                 393,866,240

INVESTMENT OF CASH COLLATERAL - 1.2%
    CSFB Enhanced Liquidity Fund                                          5,158,600       5,158,600

REPURCHASE AGREEMENT - 1.3%
    Fifth Third Bank, 4.68%, 4/3/06,
    dated 3/31/06, with maturity value of
    $5,121,429 (Collateralized by $5,428,000
    Freddie Mac obligation, 3.45%,
     3/12/08, market value $5,273,187)                                  $ 5,119,432       5,119,432
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
    (Cost $403,342,077)                                                                 404,144,272

OTHER ASSETS LESS LIABILITIES - (0.2%)                                                     (876,065)
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                              $403,268,207
                                                                                        ============




^ A portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $5,035,045 and the total market value of the collateral held by fund is $5,158,600. * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2006, the aggregate market value of these securities amounted to $12,990,451 or 3.22% of net assets.

See Notes To Financial Statements


<CAPTION

ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
-----------------------------------------



Common Stock                          Shares   Value       Common Stock                          Shares      Value
-------------------------------       -------- ----------  ------------------------------------- ---------   -----------
BASIC MATERIALS - 0.4%                                     CONSUMER, NON-CYCLICAL - 24.8%
  Ecolab, Inc.                          3,800  $ 145,198     Abbott Laboratories                      4,300  $   182,578
                                                             Accenture LTD*                           8,000      240,560
COMMUNICATIONS - 11.9%                                       Aetna, Inc.                              5,800      285,128
  America Movil - ADR                   3,000    102,750     Allergan, Inc.                           2,500      271,050
  Cisco Systems, Inc.*                 39,900    864,633     Amgen, Inc.*                             8,350      607,463
  Corning, Inc.*                       14,000    376,740     Barr Pharmaceuticals, Inc.*              2,800      176,232
  eBay, Inc.*                           9,800    382,200     Becton Dickinson & Co.                   3,550      218,609
  F5 Networks, Inc.*                    2,750    199,348     Biogen Idec, Inc.*                       5,400      254,340
  Google, Inc.*                           750    289,350     Cardinal Health, Inc.                    2,950      219,982
  InterActiveCorp.*^                    9,600    282,912     Caremark RX, Inc.                        5,000      245,900
  Juniper Networks, Inc.*               2,250     43,020     Celgene Corp.*^                          6,800      300,696
  McGraw-Hill Cos., Inc.                4,500    259,335     Coca-Cola Co.                            5,650      236,792
  Motorola, Inc.                        3,550     81,366     Coventry Health Care, Inc.*              1,875      101,175
  Netease.com*^                         7,200    176,688     Eli Lilly & Co.                          3,800      210,178
  Qualcomm, Inc.                       12,700    642,747     Endo Pharmaceuticals*                    6,500      213,265
  Sprint Nextel Corp.                   9,294    240,343     Express Scripts, Inc.*                   3,900      342,810
  Walt Disney Co.                      10,000    279,000     Forest Laboratories, Inc.*               3,100      138,322
  Yahoo!, Inc.*                        12,900    416,154     Genentech, Inc.*                         6,100      515,511
                                                             Genzyme Corp.*                           3,500      236,110
CONSUMER, CYCLICAL - 12.7%                                   Gilead Sciences, Inc.*                   7,300      454,206
  Bed Bath & Beyond, Inc.*              5,800    222,720     Hansen Natural Corp.*                      400       50,420
  Best Buy Co., Inc.                    6,350    355,219     Intuitive Surgical, Inc.*                  450       53,100
  Chico's FAS, Inc.*                    5,000    203,200     Johnson & Johnson                        7,950      470,720
  Coach, Inc.*                          7,200    248,904     McKesson Corp.                           5,350      278,789
  Guess ?, Inc.*                        2,500     97,875     Moody's Corp.                            5,550      396,603
  Harrah's Entertainment, Inc.          4,200    327,600     Paychex, Inc.                            7,100      295,786
  Home Depot, Inc.                     10,800    456,300     PepsiCo., Inc.                           9,550      552,372
  International Game Tech.             10,800    380,376     Pfizer, Inc.                             7,275      181,220
  Kohl's Corp.*                         4,100    217,464     Procter & Gamble Co.                    10,200      588,030
  Life Time Fitness, Inc.*              6,200    289,664     Quest Diagnostics, Inc.                  3,300      169,455
  Lowe's Cos., Inc.                     7,900    508,997     Stryker Corp.                            4,300      190,877
  Nike, Inc.                            2,900    246,442     Teva Pharmaceutical - ADR                8,600      354,148
  Staples, Inc.                        13,550    345,796     UnitedHealth Group, Inc.                 4,700      262,918
  Starbucks Corp.*                      8,850    333,026     WellPoint, Inc.*                         4,250      328,993
  Station Casinos, Inc.                 4,150    329,552
  Wal-Mart Stores, Inc.                 8,100    382,563   ENERGY - 5.9%
                                                             Burlington Resources, Inc.               3,950      363,637

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006
-----------------------------------------

Common Stock                          Shares   Value       Common Stock                          Shares      Value
-------------------------------       -------- ----------  ----------------------------------    ---------   -----------
ENERGY - 5.9% (Cont'd)                                     TECHNOLOGY - 17.2%
  ConocoPhillips                        4,800  $ 303,360     Adobe Systems, Inc.*                     3,300  $   115,335
  Core Laboratories*                    3,000    142,350     Affiliated Computer Svcs*                3,200      190,912
  EOG Resources, Inc.                   1,600    115,312     Altera Corp.*                           13,500      278,640
  Exxon Mobil Corp.                     5,544    337,463     Apple Computer, Inc.*                    4,600      288,512
  Grant Prideco, Inc.*                  2,100     89,901     Broadcom Corp.*                          7,175      309,673
  Halliburton Co.                       4,200    306,684     Citrix Systems, Inc.*                    8,900      337,310
  Schlumberger Ltd                      2,650    335,119     Dell, Inc.*                             15,600      464,256
  Weatherford Int'l*                    6,500    297,375     EMC Corp.*                              25,000      341,000
                                                             First Data Corp.                         8,150      381,665
FINANCIAL - 10.8%                                            Marvell Technology Grp*                  5,200      281,320
  American Express Co.                  6,600    346,830     Maxim Integrated Products                2,800      104,020
  American Int'l Group                  6,587    435,335     Microchip Technology, Inc.               7,600      275,880
  Capital One Financial Corp.           2,900    233,508     Microsoft Corp.                         33,200      903,372
  Cbot Holdings, Inc.*^                 2,200    261,228     National Semiconductor                   8,200      228,288
  Citigroup, Inc.                       8,516    402,040     Network Appliance, Inc.*                10,000      360,300
  E*Trade Financial Corp.*              9,500    256,405     Nvidia Corp.*                            5,900      337,834
  Franklin Resources, Inc.              3,850    362,863     Oracle Corp.*                           19,200      262,848
  Goldman Sachs Group, Inc.             3,450    541,512     SanDisk Corp.*                           4,900      281,848
  Lehman Brothers Holdings              1,900    274,645     SAP AG - ADR                             7,400      401,672
  Merrill Lynch & Co., Inc.             5,250    413,490     Seagate Technology*                      2,700       71,037
  State Street Corp.                    6,100    368,074     Texas Instruments, Inc.                  7,600      246,848
  Wells Fargo & Co.                     4,850    309,721     Wipro Ltd - ADR^                        12,500      185,375
                                                                                                              -----------
INDUSTRIAL - 15.3%                                         TOTAL COMMON STOCK - 99.0%
  Caterpillar, Inc.                     5,250    377,003     (Cost $35,549,916)                               38,447,232
  CH Robinson Worldwide*                6,100    299,449
  Danaher Corp.                         5,000    318,000   INVESTMENT OF CASH COLLATERAL- 4.1%
  Eagle Materials, Inc.^                3,700    235,875     CSFB Enhanced Liquidity Fund         1,595,065    1,595,065
  Expeditors International              3,800    328,282
  Garmin Ltd.^                          4,300    341,549   REPURCHASE AGREEMENT - 1.9%
  General Dynamics Corp.                4,700    300,753     Fifth Third Bank, 4.68%, 4/3/06,
  General Electric Co.                 26,700    928,626     dated 3/31/06, with maturity value of
  Honeywell International, Inc.         6,800    290,768     $705,476 (Collateralized by $748,000
  Illinois Tool Works, Inc.             2,000    192,620     Freddie Mac obligation, 3.45%,
  Jabil Circuit, Inc.                   4,300    184,126      3/12/08, market value $726,666)   $   705,201      705,201
  JLG Industries, Inc.^                 9,200    282,808                                                      -----------
  Joy Global, Inc.                      3,800    227,126   TOTAL INVESTMENTS IN SECURITIES - 105.0%
  L-3 Communications                    3,300    283,008     (Cost $37,850,182)                               40,747,498
  Lockheed Martin Corp.                 3,800    285,570
  Norfolk Southern Corp.                7,350    397,415   OTHER ASSETS LESS LIABILITIES - (5.0%)             (1,928,701)
  United Parcel Service, Inc.           4,850    384,945                                                      ----------
  United Technologies Corp.             5,050    292,698   TOTAL NET ASSETS - 100.0%                         $38,818,797
                                                                                                              ===========

* Securities are non-income producing
^ A portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $1,543,327 and the total market value of the collateral held by fund is $1,595,065.
ADR - American Depository Receipts


See Notes To Financial Statements


NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

a) Security Valuation
     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Repurchase Agreements

     The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

c)  Securities Lending

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in the CSFB Enhanced Liquidity Fund (the "Enhanced Fund"), a series of CSFB Securities Lending Fund, LLC. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in the Enhanced Fund. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.

d) At March 31, 2006, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $151,609,107    $64,397,050     ($ 3,413,506)   $60,983,544
Balanced Fund             $324,976,445    $62,574,512     ($ 7,518,787)   $55,055,725
Retirement Income Fund    $393,064,045    $ 7,580,156     ($ 6,777,961)   $   802,195
Cornerstone Stock Fund    $ 37,850,182    $ 3,770,546     ($   873,230)   $ 2,897,316


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2006



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 25, 2006